Debt, Financial Instruments and Fair Value Measurements	3 Months Ended
Mar. 31, 2016
Debt, Financial Instruments and Fair Value Measurements

NOTE 8

DEBT, FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Credit Facilities and Commercial Paper

As of March 31, 2016 and December 31, 2015, there were no outstanding borrowings under the company’s primary and Euro-denominated revolving credit facilities. The company’s maximum capacity of the facilities is reduced for the issuance of letters of credit. As of March 31, 2016 and December 31, 2015, the amount of letters of credit issued was immaterial.

During the three months ended March 31, 2016, the company issued and redeemed commercial paper, of which $300 million was outstanding as of March 31, 2016, with a weighted-average interest rate of 1.12%. This commercial paper is classified as short-term debt on the condensed consolidated balance sheet. The company did not have any commercial paper outstanding as of December 31, 2015.

Securitization arrangement

In April 2015, the company entered into agreements related to its trade receivables originating in Japan with a financial institution in which the entire interest in and ownership of the receivables are sold. While the company services the receivables in its Japanese securitization arrangement, no servicing asset or liability is recognized because the company receives adequate compensation to service the sold receivables.

During the three months ended March 31, 2016, sold receivables were $48 million and cash collections remitted to the owners of the receivables were $61 million. The effect of currency exchange rate changes and net losses relating to the sales of receivables were immaterial.

Fair Value Measurements

The following tables summarize the bases under the fair value hierarchy used to measure financial assets and liabilities that are carried at fair value on a recurring basis in the consolidated balance sheets:

		Basis of fair value measurement
(in millions)	Balance as of March 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency derivative contracts	$14	$—	$14	$—
Interest rate contracts	41	—	41	—
Available-for-sale securities
Equity securities	45	45	—	—
Foreign government debt securities	16	3	13	—

Total assets	$116	$48	$68	$—

Liabilities
Contingent payments	$458	$—	$—	$458
Foreign currency derivative contracts	7	—	7	—

Total liabilities	$465	$—	$7	$458

		Basis of fair value measurement
(in millions)	Balance as of December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Foreign currency derivative contracts	$24	$—	$24	$—
Interest rate contracts	4	—	4	—
Available-for-sale securities
Equity securities	78	78	—	$—
Foreign government debt securities	16	3	13	—

Total assets	$122	$81	$41	$—

Liabilities
Contingent payments	$433	$—	$—	$433
Foreign currency derivative contracts	3	—	3	—

Total liabilities	$436	$—	$3	$433

For assets that are measured using quoted prices in active markets, the fair value is the published market price per unit multiplied by the number of units held, without consideration of transaction costs. The fair values of foreign government debt securities are obtained from pricing services or broker/dealers who either use quoted prices in an active market or proprietary pricing applications, which include observable market information for like or same securities. Primarily all of the derivatives entered into by the company are valued using internal valuation techniques as no quoted prices exist for such instruments. The principal techniques used to value these instruments are discounted cash flow and Black-Scholes models. The key inputs used to value these instruments are observable and vary depending on the type of derivative, and include contractual terms, interest rate yield curves and foreign exchange rates.

The following table is a reconciliation of the fair value measurements that use significant unobservable inputs (Level 3), which consists of contingent payment liabilities:

(in millions)	Contingent payments
Fair value as of December 31, 2015	$433
Additions	23
Payments	—
Net gains recognized in earnings	(1)
Currency translation adjustments	3

Fair value as of March 31, 2016	$458

The addition during the three months ended March 31, 2016 relates to the formation of a joint venture in Turkey that is consolidated. The company has an option to acquire the remaining 50% of the Turkey joint venture from the non-controlling owners and the non-controlling owners have a put option to sell their 50% ownership to the company in 2021 and every 5 years thereafter. The fair value of the option to acquire the 50% interest was $23 million as of March 31, 2016 and was calculated using a discounted cash flow technique.

Contingent payments related to acquisitions consist of development, regulatory and commercial milestone payments, in addition to sales-based payments, and are valued using discounted cash flow techniques. The fair value of development, regulatory and commercial milestone payments reflects management’s expectations of probability of payment, and increases or decreases as the probability of payment or expectation of timing of payments changes. Management’s expected weighted-average probability of payment for development, regulatory and commercial milestone payments was approximately 21% as of both March 31, 2016 and December 31, 2015, with individual probabilities ranging from 10%-80%. The weighted average discount rate used in the fair value estimates was 8.1% as of both March 31, 2016 and December 31, 2015. The fair value of sales-based payments is based upon probability-weighted future revenue estimates, and increases or decreases as revenue estimates or expectations of timing of payments change.

Available for Sale Securities

The following table provides information relating to the company’s investments in available-for-sale equity securities:

(in millions)	Amortized cost	Unrealized gains	Unrealized (losses)	Fair value
March 31, 2016 Available-for-sale equity securities	$55	$10	$(20)	$45

December 31, 2015 Available-for-sale equity securities	$55	$28	$ (5)	$78

The company recorded $9 million in other-than-temporary impairment charges in other (income) expense, net during the three months ended March 31, 2015 based on the duration of losses related to two of the company’s investments. There were no other-than-temporary impairment charges recorded during the three months ended March 31, 2016 as the company believes the unrealized losses to be temporary in nature.

Book Values and Fair Values of Financial Instruments

In addition to the financial instruments that the company is required to recognize at fair value on the condensed consolidated balance sheets, the company has certain financial instruments that are recognized at historical cost or some basis other than fair value. For these financial instruments, the following table provides the values recognized on the condensed consolidated balance sheets and the approximate fair values:

	Book values		Approximate fair values
(in millions)	March 31, 2016	December 31, 2015	March 31, 2016	December 31, 2015
Assets
Investments	$24	$21	$24	$21

Liabilities
Short-term debt	302	—	302	—
Current maturities of capital lease obligations	5	3	5	3
Long-term debt and capital lease obligations	$5,317	$5,265	$5,639	$5,396

Investments include certain cost method investments whose fair value is based on Level 3 inputs. The estimated fair value of capital lease obligations is based on Level 2 inputs. The estimated fair values of long-term debt were computed by multiplying price by the notional amount of the respective debt instrument. Price is calculated using the stated terms of the respective debt instrument and yield curves commensurate with the company’s credit risk. The discount factors used in the calculations reflect the non-performance risk of the company. The carrying values of the other financial instruments approximate their fair values due to the short-term maturities of most of these assets and liabilities.

Limited Partnership Commitment

The company had unfunded commitments of $75 million and $79 million as a limited partner in various equity investments as of March 31, 2016 and December 31, 2015, respectively.